CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total RYB Education, Inc. shareholders' equity	Golden share	Ordinary share	Additional paid-in capital	Statutory reserve	Accumulated other comprehensive income (loss)	Accumulated deficit	Noncontrolling interests	Total
Balance at beginning of the year (in shares) at Dec. 31, 2015		1	23,163,801
Balance at beginning of the year at Dec. 31, 2015	$ (2,910)		$ 23	$ 36,420	$ 1,788	$ 468	$ (41,609)	$ (339)	$ (3,249)
Increase (Decrease) in Stockholders' Equity
Net income (loss) for the year	6,505						6,505	(618)	5,887
Provision of statutory reserve					368		(368)
Foreign currency translation adjustments	(87)					(87)		(12)	(99)
Capital contribution from non-controlling interest								1,422	1,422
Balance at end of the year (in shares) at Dec. 31, 2016		1	23,163,801
Balance at end of the year at Dec. 31, 2016	3,508		$ 23	36,420	2,156	381	(35,472)	453	3,961
Increase (Decrease) in Stockholders' Equity
Net income (loss) for the year	7,115						7,115	(574)	6,541
Share-based payments	3,990			3,990					3,990
Provision of statutory reserve					522		(522)
Option exercised	595		$ 1	594					$ 595
Option exercised (in shares)			550,000						550,000
Return of capital	(2,000)			(2,000)					$ (2,000)
Redemption of golden share (in shares)		(1)
Issuance of ordinary shares upon-initial public offering ("IPO") (net of issuance cost of $4,492)	90,135		$ 5	90,130					90,135
Issuance of ordinary shares upon-initial public offering ("IPO") (net of issuance cost of $4,492) (in shares)			5,500,000
Foreign currency translation adjustments	402					402		8	410
Capital contribution from non-controlling interest								1,337	1,337
Disposal of non-wholly subsidiaries								325	325
Balance at end of the year (in shares) at Dec. 31, 2017			29,213,801
Balance at end of the year at Dec. 31, 2017	103,745		$ 29	129,134	2,678	783	(28,879)	1,549	105,294
Increase (Decrease) in Stockholders' Equity
Net income (loss) for the year	(1,620)						(1,620)	(121)	(1,741)
Net income (loss) attributable to redeemable non-controlling interest									28
Cumulative effect adjustment related to opening retained earnings for adoption of ASC 606 | ASC 606	931						931		931
Share-based payments	6,747			6,747					6,747
Recognition of redeemable non-controlling interest									1,431
Adjustment of redeemable non-controlling interest	(169)						(169)		(169)
Adjustment of redeemable non-controlling interest									169
Provision of statutory reserve					684		(684)
Foreign currency translation adjustments	(905)					(905)		(78)	(983)
Contribution by minority interest								3,330	3,330
Disposal of non-wholly subsidiaries								121	121
Acquisition of additional equity interest from non-controlling shareholders								(190)	(190)
Balance at end of the year (in shares) at Dec. 31, 2018			29,213,801
Balance at end of the year at Dec. 31, 2018	$ 108,729		$ 29	$ 135,881	$ 3,362	$ (122)	$ (30,421)	$ 4,611	113,340
Balance at end of the year for Redeemable Non-controlling Interest at Dec. 31, 2018									$ 1,628